ACQUISITIONS (Notes)	12 Months Ended
Oct. 31, 2024
Business Combinations [Abstract]
Acquisition Disclosure	ACQUISITION
Acquisition of BIOVECTRA

On September 20, 2024, we acquired 100 percent of the stock of BIOVECTRA for total consideration paid of $915 million in cash. The acquisition expands our contract development and manufacturing organization. As a result of the acquisition, BIOVECTRA became a wholly-owned subsidiary of Agilent. Accordingly, the results of BIOVECTRA are included in Agilent's consolidated financial statements from the acquisition date.

The BIOVECTRA acquisition was accounted for in accordance with the authoritative accounting guidance. The acquired assets and assumed liabilities were recorded at their estimated fair values. We determined the estimated fair values with the assistance of appraisals or valuations performed by third party specialists, discounted cash flow analyses, and estimates made by management. We expect to realize revenue synergies, leverage and expand the existing sales channels and product development resources, and utilize the assembled workforce. These factors, among others, contributed to a purchase price in excess of the estimated fair value of BIOVECTRA’s net identifiable assets acquired (see summary of net assets below), and, as a result, we have recorded goodwill in connection with this transaction.

Goodwill acquired was allocated to our operating segments and reporting units as a part of the purchase price allocation. All goodwill was allocated to the Life Sciences and Diagnostics Markets reporting unit.

Our acquisition of BIOVECTRA is treated as a stock acquisition and therefore is not deductible for United States federal tax purposes.

The following table summarizes the allocation of the purchase price to the estimated fair values of the assets acquired and liabilities assumed on the closing date of September 20, 2024 (in millions):

Cash and cash equivalents	$56
Accounts receivable	36
Inventories	25
Other current assets	2
Property, plant and equipment	276
Intangible assets	183
Goodwill	526
Total assets acquired	$1,104
Accounts payable	(10)
Other accrued liabilities	(20)
Deferred revenue	(70)
Deferred tax liability	(45)
Other liabilities	(19)
Debt	(25)
Net assets acquired	$915
Pro forma results of operations and the revenue and net income subsequent to the acquisition date for BIOVECTRA have not been presented because the effects of the acquisition were not material to our financial results.